SIGNIFICANT ACCOUNTING POLICIES (Schedule of Depreciation Rates) (Details)	12 Months Ended
Dec. 31, 2021
Computers, software and Related Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual Rate Of Depreciation On Property And Equipment	20.00%
Computers, software and Related Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual Rate Of Depreciation On Property And Equipment	33.00%
Office Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual Rate Of Depreciation On Property And Equipment	15.00%
Office Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual Rate Of Depreciation On Property And Equipment	20.00%